American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

Supplement dated October 12, 2021

to the Prospectus and Summary Prospectuses,

each dated February 28, 2021, as previously amended or supplemented

I.	American Beacon Mid-Cap Value Fund

A.	Effective December 15, 2021, Cynthia M. Thatcher of American Beacon Advisors, Inc. (“AmBeacon”) will retire as a Portfolio Manager for the American Beacon Mid-Cap Value Fund (the “Mid-Cap Value Fund”). Also, effective December 15, 2021, Colin J. Hamer of AmBeacon, currently an Associate Portfolio Manager for the Mid-Cap Value Fund, will assume the role of Portfolio Manager for the Mid-Cap Value Fund. Accordingly, effective immediately, on page 35 of the Prospectus and page 6 of the Mid-Cap Value Fund Summary Prospectus, under the heading “Fund Summaries - American Beacon Mid-Cap Value Fund - Portfolio Managers,” the information regarding AmBeacon is deleted and replaced with the following:

American Beacon Advisors, Inc.	Gene L. Needles, Jr. Chief Executive Officer Since 2012	Colin J. Hamer[1] Associate Portfolio Manager Since 2018

	Paul B. Cavazos Vice President & Chief Investment Officer Since 2016	Cynthia M. Thatcher[2] Portfolio Manager Since 2016

1 Effective December 15, 2021, Mr. Hamer’s title is changed to Portfolio Manager.

2 Effective December 15, 2021, Ms. Thatcher will retire as a Portfolio Manager for the Fund. Therefore, effective December 15, 2021, all references to Ms. Thatcher are deleted.

II.	American Beacon Small Cap Value Fund

Effective immediately, Matt Peden of AmBeacon is added as a Portfolio Manager for the American Beacon Small Cap Value Fund (the “Small Cap Value Fund,” and together with the Mid-Cap Value Fund, the “Funds”). Effective December 15, 2021, Cynthia M. Thatcher of AmBeacon will retire as a Portfolio Manager for the Small Cap Value Fund. Also, effective December 15, 2021, Colin J. Hamer of AmBeacon, currently an Associate Portfolio Manager for the Small Cap Value Fund, will assume the role of Portfolio Manager for the Small Cap Value Fund, and Robyn Serrano of AmBeacon will be added as an Associate Portfolio Manager for the Small Cap Value Fund. Accordingly, effective immediately, on page 42 of the Prospectus and page 6 of the Small Cap Value Fund Summary Prospectus, under the heading “Fund Summaries - American Beacon Small Cap Value Fund - Portfolio Managers,” the information regarding AmBeacon is deleted and replaced with the following:

American Beacon Advisors, Inc.	Gene L. Needles, Jr. Chief Executive Officer Since 2012	Colin J. Hamer[2] Associate Portfolio Manager Since 2018

	Paul B. Cavazos Vice President & Chief Investment Officer Since 2016	Matt Peden Director of Investments & Portfolio Manager Since 2021

	Robyn Serrano[1] Associate Portfolio Manager Since 2021	Cynthia M. Thatcher[3] Portfolio Manager Since 2016

1 Effective December 15, 2021.

2 Effective December 15, 2021, Mr. Hamer’s title is changed to Portfolio Manager.

3 Effective December 15, 2021, Ms. Thatcher will retire as a Portfolio Manager for the Fund. Therefore, effective December 15, 2021, all references to Ms. Thatcher are deleted.

III.	American Beacon Mid-Cap Value Fund and American Beacon Small Cap Value Fund

A.	Effective immediately, the following changes are made to the Funds’ Prospectus:

1.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager,” the table regarding the American Beacon Team Members is deleted and replaced with the following:

American Beacon Funds	Team Members
American Beacon Balanced Fund	Kirk L. Brown, Paul B. Cavazos, Erin Higginbotham, Gene L. Needles, Jr., Samuel Silver
American Beacon International Equity Fund and American Beacon Large Cap Value Fund	Kirk L. Brown, Paul B. Cavazos, Gene L. Needles, Jr.
American Beacon Mid-Cap Value Fund	Paul B. Cavazos, Colin J. Hamer, Gene L. Needles, Jr., Cynthia M. Thatcher
American Beacon Small Cap Value Fund	Paul B. Cavazos, Colin J. Hamer, Gene L. Needles, Jr., Matt Peden, Cynthia M. Thatcher

2.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager,” the following changes are made to the paragraphs immediately following the table regarding the American Beacon Team Members:

a.	The following is added as the sixth paragraph:

Matt Peden, Director of Investments & Portfolio Manager, joined the Manager in 2021 and has served on the portfolio management team since 2021. Prior to joining the Manager, Mr. Peden worked at Guidestone Financial Resources from 1996 to 2021, where he served as Chief Investment Officer from 2015 to 2021. Mr. Peden is a CFA® charterholder.

b.	The ninth paragraph is deleted and replaced with the following:

Messrs. Cavazos and Needles are responsible for recommending sub-advisors to the Fund’s Board of Trustees. Messrs. Brown, Hamer and Peden, and Ms. Thatcher oversee the sub-advisors, review the sub-advisors’ performance and allocate the Fund’s assets among the sub-advisors, as applicable.

B.	Effective December 15, 2021, the following changes are made to the Funds’ Prospectus:

1.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager,” the table regarding the American Beacon Team Members is deleted and replaced with the following:

American Beacon Funds	Team Members
American Beacon Balanced Fund	Kirk L. Brown, Paul B. Cavazos, Erin Higginbotham, Gene L. Needles, Jr., Samuel Silver
American Beacon International Equity Fund and American Beacon Large Cap Value Fund	Kirk L. Brown, Paul B. Cavazos, Gene L. Needles, Jr.
American Beacon Mid-Cap Value Fund	Paul B. Cavazos, Colin J. Hamer, Gene L. Needles, Jr.
American Beacon Small Cap Value Fund	Paul B. Cavazos, Colin J. Hamer, Gene L. Needles, Jr., Matt Peden, Robyn Serrano

2.	On page 61 of the Prospectus, under the heading “Fund Management - The Manager,” the following changes are made to the paragraphs immediately following the table regarding the American Beacon Team Members:

a.	The third paragraph is deleted and replaced with the following:

Colin J. Hamer, Portfolio Manager, has served on the portfolio management team since 2018. Mr. Hamer has served on the asset management team since January 2015, is a CFA® charterholder, and has earned the CAIA designation. Prior to joining the Manager, Mr. Hamer worked at Fidelity Investments in various investment-related roles from 2008 to 2014.

b.	The following is added as the seventh paragraph:

Robyn Serrano, Associate Portfolio Manager, joined the Manager in 2013. Ms. Serrano has served on the portfolio management team since 2021 and has served on the asset management team since 2018. Prior to joining the Manager, Ms. Serrano worked at Fidelity Investments in various capacities from June 2010 to December 2013. Ms. Serrano has a BS in International Business from Bryant University. Ms. Serrano is a Certified Investment Management Analyst® (CIMA®) professional, and she holds FINRA Series 7, 63 and 66 licenses.

c.	The ninth paragraph, pertaining to Ms. Thatcher, is deleted.

d.	The tenth paragraph is deleted and replaced with the following:

Messrs. Cavazos and Needles are responsible for recommending sub-advisors to the Fund’s Board of Trustees. Messrs. Brown, Hamer and Peden, and Ms. Serrano oversee the sub-advisors, review the sub-advisors’ performance and allocate the Fund’s assets among the sub-advisors, as applicable.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

Supplement dated October 12, 2021 to the

Statement of Additional Information, dated February 28, 2021, as previously amended or supplemented

Effective immediately, Matt Peden of American Beacon Advisors, Inc. (“AmBeacon”) is added as a Portfolio Manager for the American Beacon Small Cap Value Fund (the “Small Cap Value Fund”). Effective December 15, 2021, Cynthia M. Thatcher of AmBeacon will retire as a Portfolio Manager for the American Beacon Mid-Cap Value Fund (the “Mid-Cap Value Fund” and, together with the Small Cap Value Fund, the “Funds”) and the Small Cap Value Fund. Also, effective December 15, 2021, Colin J. Hamer of AmBeacon, currently an Associate Portfolio Manager for the Funds, will assume the role of Portfolio Manager for the Funds, and Robyn Serrano will be added as an Associate Portfolio Manager for the Small Cap Value Fund.

I.	Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

A.	On page 50, under the heading “Portfolio Managers,” the table relating to AmBeacon is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Kirk L. Brown	1 ($0.5 bil)	None	1 ($12.0 bil)	None	None	None
Paul B. Cavazos	2 ($0.9 bil)	1 ($0.2 bil)	3 ($13.0 bil)	None	None	None
Colin J. Hamer	2 ($0.9 bil)	1 ($0.2 bil)	3 ($13.0 bil)	None	None	None
Erin Higginbotham	None	None	5 ($11.2 bil)	None	None	None
Gene L. Needles, Jr.	2 ($0.9 bil)	1 ($0.2 bil)	3 ($13.0 bil)	None	None	None
Matt Peden[1]	None	None	None	None	None	None
Samuel Silver	1 ($0.8 bil)	4 ($8.6 bil)	5 ($11.2 bil)	None	None	None
Cynthia M. Thatcher	None	1 ($0.2 bil)	1 ($12.0 bil)	None	None	None

1 As of September 30, 2021.

B.	On page 61, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to AmBeacon is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Balanced Fund	International Equity Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
American Beacon Advisors, Inc.
Kirk L. Brown	None	$100,001– $500,000	$50,001– $100,000	N/A	N/A
Paul B. Cavazos	$1–$10,000	$10,001– $50,000	$100,001– $500,000	$50,001– $100,000	$10,001– $50,000
Colin J. Hamer	N/A	N/A	N/A	$10,001- $50,000	$10,001- $50,000
Erin Higginbotham	None	N/A	N/A	N/A	N/A
Gene L. Needles, Jr.	None	$10,001– $50,000	$10,001– $50,000	$10,001– $50,000	$10,001– $50,000

Matt Peden[1]	N/A	N/A	N/A	N/A	$1-$10,000
Samuel Silver	$10,001-$50,000	N/A	N/A	N/A	N/A
Cynthia M. Thatcher	N/A	N/A	N/A	$100,001- $500,000	$100,001- $500,000

1 As of September 30, 2021.

II.	Effective December 15, 2021, the following changes are made to the Funds’ Statement of Additional Information:

A.	On page 50, under the heading “Portfolio Managers,” the table relating to AmBeacon is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Kirk L. Brown	1 ($0.5 bil)	None	1 ($12.0 bil)	None	None	None
Paul B. Cavazos	2 ($0.9 bil)	1 ($0.2 bil)	3 ($13.0 bil)	None	None	None
Colin J. Hamer	2 ($0.9 bil)	1 ($0.2 bil)	3 ($13.0 bil)	None	None	None
Erin Higginbotham	None	None	5 ($11.2 bil)	None	None	None
Gene L. Needles, Jr.	2 ($0.9 bil)	1 ($0.2 bil)	3 ($13.0 bil)	None	None	None
Matt Peden[1]	None	None	None	None	None	None
Robyn Serrano[1]	None	None	None	None	None	None
Samuel Silver	1 ($0.8 bil)	4 ($8.6 bil)	5 ($11.2 bil)	None	None	None

1 As of September 30, 2021.

B.	On page 61, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to AmBeacon is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Balanced Fund	International Equity Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
American Beacon Advisors, Inc.
Kirk L. Brown	None	$100,001– $500,000	$50,001– $100,000	N/A	N/A
Paul B. Cavazos	$1–$10,000	$10,001– $50,000	$100,001– $500,000	$50,001– $100,000	$10,001– $50,000
Colin J. Hamer	N/A	N/A	N/A	$10,001- $50,000	$10,001- $50,000
Erin Higginbotham	None	N/A	N/A	N/A	N/A
Gene L. Needles, Jr.	None	$10,001– $50,000	$10,001– $50,000	$10,001– $50,000	$10,001– $50,000
Matt Peden[1]	N/A	N/A	N/A	N/A	$1-$10,000
Robyn Serrano[1]	N/A	N/A	N/A	N/A	$1-$10,000
Samuel Silver	$10,001-$50,000	N/A	N/A	N/A	N/A

1 As of September 30, 2021.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE